Other Intangible Assets (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Intangible assets not subject to amortization:
Trade name	$ 218	¥ 18,175	¥ 18,411
Others	6	463	654
Indefinite-Lived Intangible Assets (Excluding Goodwill), Total	224	18,638	19,065
Intangible assets subject to amortization:
Software	705	58,654	56,360
Others	188	15,601	9,543
Finite-Lived Intangible Assets, Gross, Total	893	74,255	65,903
Accumulated amortization	(526)	(43,737)	(43,586)
Net	367	30,518	22,317
Intangible Assets, Net (Excluding Goodwill), Total	$ 591	¥ 49,156	¥ 41,382